Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2016
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000915802
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2017
Prospectus Date	rr_ProspectusDate	Aug. 31, 2016
Redmont Resolute Fund
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	fit_ProspectusSupplementTextBlock

FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED JANUARY 31, 2017

TO THE PROSPECTUS FOR REDMONT RESOLUTE FUND

DATED AUGUST 31, 2016

The Board of Trustees of Financial Investors Trust (the “Board”) has approved Chatham Asset Management, LLC (“Chatham”) as a sub-adviser to the Redmont Resolute Fund (the “Fund”), effective January 31, 2017 (the “Effective Date”). As of the Effective Date, a portion of the Fund's assets may be allocated to Chatham.

The following information supplements and supersedes any contrary information contained in the sub-section of the Fund’s prospectus entitled “Summary Section – Principal Investment Strategies – Sub-Advisers.”

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund, to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. The Adviser may hire and terminate Sub-Advisers in accordance with the terms of an exemptive order obtained by the Fund and the Adviser from the SEC, under which the Adviser is permitted, subject to supervision and approval of the Board of Trustees, to enter into and materially amend sub-advisory agreements without shareholder approval. Currently, the Adviser has entered into separate sub-advisory agreements with Robeco Investment Management, Inc. (“RIM”), PineBridge Investments LLC (“PineBridge”), Incline Global Management, LLC (“Incline Global”) and Chatham Asset Management, LLC (“Chatham”) for the Fund.

The following information supplements and supersedes any contrary information contained in the section of the Fund’s prospectus entitled “Summary Section - Investment Adviser.”

Highland Associates, Inc. (the “Adviser”) is the investment adviser to the Fund.

As of the date of this Prospectus, Robeco Investment Management, Inc., PineBridge Investments LLC, Incline Global Management, LLC and Chatham Asset Management, LLC serve as sub-advisers to the Fund.